Annual Fund Operating Expenses - Pioneer Bond VCT Portfolio	May 01, 2021
Pioneer Bond VCT Portfolio: Class II
Operating Expenses:
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.03%	[1]
Expenses (as a percentage of Assets)	0.90%
Pioneer Bond VCT Portfolio: Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.03%	[1]
Expenses (as a percentage of Assets)	0.65%

[1]	Total annual portfolio operating expenses in the table, before and after fee waiver and expense reimbursement, may be higher than the corresponding ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include acquired fund fees and expenses.